FINANCIAL INSTRUMENTS (Details 3) - $ / shares		9 Months Ended	12 Months Ended
	Mar. 11, 2021	Sep. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Expected option life (years)		1 year 11 months 29 days	2 years 8 months 23 days
Expected stock price volatility		86.88%	73.93%
Financial instruments [Member]
Statement [Line Items]
Risk-free interest rate	0.26%	0.52%
Expected dividend yield	0.00%	0.00%
Expected option life (years)	3 years	2 years 5 months 12 days
Expected stock price volatility	129.51%	128.00%
Weighted average fair value at grant date	$ 0.32	$ 0.17